INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of goodwill

USDm	2024	2023	2022
GOODWILL
Cost:
Balance as of January 01	13.2	13.2	11.4
Exchange rate adjustments	(0.1)	—	—
Additions from business combinations	—	—	1.8
Balance as of December 31	13.1	13.2	13.2

Impairment:
Balance as of January 01	11.4	11.4	11.4
Impairment losses	—	—	—
Balance as of December 31	11.4	11.4	11.4
Carrying amount	1.7	1.8	1.8

Schedule of other intangible assets

USDm	2024	2023	2022
OTHER INTANGIBLE ASSETS
Cost:
Balance as of January 01	2.8	2.3	—
Exchange rate adjustments	—	—	0.2
Additions	1.1	0.5	0.6
Additions from business combinations	—	—	1.2
Transfer from other items	—	—	0.3
Balance as of December 31	3.9	2.8	2.3

Amortization:
Balance as of January 01	1.0	0.4	—
Amortization for the year	0.9	0.6	0.3
Transfer from other items	—	—	0.1
Balance as of December 31	1.9	1.0	0.4
Carrying amount	2.0	1.8	1.9